BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
BlackRock High Income Fund

BlackRock California Municipal Series Trust
BlackRock California Municipal Bond Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock Focus Value Fund, Inc.

BlackRock FundsSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock International Opportunities Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal Money Market Portfolio
BlackRock North Carolina Municipal Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal Money Market Portfolio
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Virginia Municipal Money Market Portfolio
BlackRock World Gold Fund

BlackRock Funds II
BlackRock Aggressive Growth Prepared Portfolio
BlackRock AMT-Free Municipal Bond Portfolio
BlackRock Bond Portfolio
BlackRock Conservative Prepared Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock Growth Prepared Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio

BlackRock International Bond Portfolio
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Moderate Prepared Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Ohio Municipal Bond Portfolio
BlackRock Prepared Portfolio 2010
BlackRock Prepared Portfolio 2015
BlackRock Prepared Portfolio 2020
BlackRock Prepared Portfolio 2025
BlackRock Prepared Portfolio 2030
BlackRock Prepared Portfolio 2035
BlackRock Prepared Portfolio 2040
BlackRock Prepared Portfolio 2045
BlackRock Prepared Portfolio 2050
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Portfolio II

BlackRock Funds III
LifePath® Retirement Portfolio
LifePath 2020 Portfolio®
LifePath® 2025 Portfolio
LifePath 2030 Portfolio®
LifePath® 2035 Portfolio
LifePath 2040 Portfolio®
LifePath® 2045 Portfolio
LifePath® 2050 Portfolio
LifePath® 2055 Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund, Inc.

BlackRock Global Financial Services Fund, Inc.

BlackRock Global Growth Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Healthcare Fund, Inc.

BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund

BlackRock International Value Trust
BlackRock International Value Fund

BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund

BlackRock Latin America Fund, Inc.

BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
BlackRock Intermediate Municipal Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.
BlackRock International Fund
BlackRock Small Cap Growth Fund II

BlackRock Short-Term Bond Series, Inc.
BlackRock Short-Term Bond Fund

BlackRock Utilities and Telecommunications Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund
Franklin Templeton Total Return FDP Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 21, 2010 to the
Statement of Additional Information of each Fund

Effective September 21, 2010, each Fund’s Statement of Additional Information is amended as set forth below:

The third paragraph under the section entitled “Purchase of Shares—Reduced Initial Sales Charges—Purchase Privileges of Certain Persons—Other” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

With respect to Qualified Plans, if a dealer waives its right to receive a placement fee, the Fund may, at its own discretion, waive the CDSC (as defined below) related to purchases of $1,000,000 ($250,000 for BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., and $500,000 for BlackRock Short-Term Bond Fund of BlackRock Short- Term Bond Series, Inc., BlackRock Low Duration Bond Portfolio of BlackRock Funds II and BlackRock Floating Rate Income Portfolio of BlackRock Funds II) or more of Investor A Shares.

Shareholders should retain this Supplement for future reference.

SAI-A-0910-SUP